Taxes (Tables)	9 Months Ended
Sep. 30, 2022
Taxes
Schedule of income tax expense

	Nine-month period ended
	September 30,
	2022	2021

	(Unaudited)
Current income tax expense	13,586,947	4,246,737
Deferred income tax expense	2,613,356	1,817,892
Adjustments to prior years’ current and deferred tax	13,762	(18,960)
Income tax expense	16,214,065	6,045,669